Revenues from External Customers and Long-Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net sales:
Net sales	¥ 228,384	¥ 217,091	¥ 218,358	¥ 211,276	¥ 875,109	¥ 709,270	¥ 682,320
Long-lived assets:
Long-lived assets	298,881				298,881	277,977
Japan
Net sales:
Net sales					238,278	213,169	260,470
Long-lived assets:
Long-lived assets	96,239				96,239	86,612
U.S.A.
Net sales:
Net sales					132,117	99,260	71,317
Long-lived assets:
Long-lived assets	23,046				23,046	21,047
Singapore
Net sales:
Net sales					63,950	55,712	40,595
Long-lived assets:
Long-lived assets	1,337				1,337	1,899
Thailand
Net sales:
Net sales					85,435	81,678	75,908
Long-lived assets:
Long-lived assets	37,925				37,925	42,418
The Philippines
Net sales:
Net sales					24,506	18,543	19,683
Long-lived assets:
Long-lived assets	12,904				12,904	11,838
China
Net sales:
Net sales					197,134	150,631	148,553
Long-lived assets:
Long-lived assets	65,007				65,007	56,756
Other
Net sales:
Net sales					133,689	90,277	65,794
Long-lived assets:
Long-lived assets	¥ 62,423				¥ 62,423	¥ 57,407